CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Sep. 30, 2013 USD ($)	Sep. 30, 2013 CNY	Sep. 30, 2012 CNY
ASSETS
Cash and cash equivalents	$ 21,467	131,978	152,789
Accounts receivable, less allowance for doubtful amounts of RMB6,752 and RMB12,110 as of September 30, 2012 and 2013, respectively (note 4)	317	1,949	7,065
Due from related parties (note 3)	553	3,400	2,082
Advances to suppliers (note 5)	1,589	9,768	7,802
Advances to growers	9,511	58,473	88,194
Inventories (note 6)	76,580	470,811	282,544
Income tax recoverable (note 18)	189	1,163	2,159
Other current assets (note 7)	1,139	7,000	16,407
Total current assets	111,345	684,542	559,042
Restricted cash (note 13)	2,334	14,350	0
Land use rights, net (note 8)	5,401	33,205	32,318
Plant and equipment, net (note 9)	57,699	354,735	317,085
Equity investments (note 10)	4,049	24,894	22,433
Goodwill (note 2)	1,947	11,973	11,973
Acquired intangible assets, net (note 11)	3,760	23,117	25,585
Deferred income tax assets (note 18)	0	0	1,755
Other assets (note 12)	1,831	11,256	5,246
Total assets	188,366	1,158,072	975,437
LIABILITIES AND EQUITY
Short-term borrowings (note 13)	33,344	205,000	35,000
Current portion of long-term borrowings (note 13)	2,684	16,500	4,000
Accounts payable	747	4,590	5,031
Due to growers	6,161	37,875	4,304
Due to related parties (note 3)	249	1,530	2,769
Advances from customers	60,438	371,571	435,044
Deferred revenues	3,590	22,069	23,243
Income tax payable (note 18; note 21)	6,353	39,060	39,060
Other payables and accrued expenses (note 14)	8,748	53,783	56,744
Total current liabilities	122,314	751,978	605,195
Long-term borrowings (note 13)	10,543	64,819	35,000
Other long-term liability (note 15)	3,420	21,030	21,810
Total liabilities	136,277	837,827	662,005
Commitments and contingencies (note 21)
Shareholders' equity:
Preferred stock (no par value; 1,000,000 shares authorized, none issued)	0	0	0
Common stock (no par value; 60,000,000 shares authorized, 23,881,663 and 24,016,163 shares issued as of September 30, 2012 and 2013, 23,382,812 and 22,905,926 shares outstanding as of September 30, 2012 and 2013, respectively)	0	0	0
Additional paid-in capital	64,991	399,564	397,671
Accumulated deficit	(15,204)	(93,473)	(100,967)
Treasury stock at cost (498,851 and 1,110,237 shares as of September 30, 2012 and 2013, respectively) (note 17)	(5,800)	(35,659)	(29,377)
Accumulated other comprehensive loss	(714)	(4,390)	(6,280)
Total Origin Agritech Limited shareholders’ equity	43,273	266,042	261,047
Non-controlling interests	8,816	54,203	52,385
Total equity	52,089	320,245	313,432
Total liabilities and equity	$ 188,366	1,158,072	975,437